UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                 FORM N-Q

                 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number:  811-05631

                       First Pacific Mutual Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                      2756 Woodlawn Drive, Suite #6-201
                             Honolulu, HI  96822
              ---------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Roy W. Adams, Jr.
                                370 Park Street
                                   Suite #2
                               Moraga, CA  94556
                    ---------------------------------------
                    (Name and address of agent for service)


                               (808) 988-8088
                               --------------
             Registrant's telephone number, including area code

                   Date of fiscal year end:  September 30
                                ---------------

                Date of reporting period:  December 31, 2012
                               -----------------









Item 1.  Schedule of Investments.
The Registrant's schedules of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), is as follows:

FIRST PACIFIC LOW VOLATILITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2012 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCK - 79.05%

                                                      Shares       Value
                                                      ------       -----
CONSUMER DISCRETIONARY - 13.80%

The Walt Disney Company                               26,000     1,294,540
Home Depot, Inc.                                      14,900       921,565
McDonald's Corporation                                14,000     1,234,940
Panera Bread Co. (b)                                   5,000       794,150
                                                                ----------
                                                                 4,245,195
                                                                ----------

CONSUMER STAPLES - 11.97%

Church & Dwight Co., Inc.                             14,000       749,980
The Coca-Cola Company                                 26,200       949,750
The Fresh Market, Inc. (b)                            15,000       721,350
Kimberly-Clark Corporation                            10,000       844,300
Phillip Morris Int'l, Inc.                             5,000       418,200
                                                                ----------
                                                                 3,683,580
                                                                ----------

ENERGY - 8.69%

Exxon Mobil Corporation                                8,000       692,400
Marathon Oil Corp.                                    30,000       919,800
Phillips 66                                           20,000     1,062,000
                                                                ----------
                                                                 2,674,200
                                                                ----------

FINANCIALS - 8.95%

American Express Company                              13,200       758,736
The PNC Financial Services Group, Inc.                12,000       699,720
Ventas, Inc. (REIT)                                   20,000     1,294,400
                                                                ----------
                                                                 2,752,856
                                                                ----------
HEALTH CARE - 11.23%

Bristol-Myers Squibb Company                          40,000     1,303,600
Intuitive Surgical, Inc. (b)                           1,900       931,703
Johnson & Johnson                                      5,000       350,500
UnitedHealth Group, Inc.                              16,000       867,840
                                                                ----------
                                                                 3,453,643
                                                                ----------

See accompanying notes to schedule of investments.


FIRST PACIFIC LOW VOLATILITY FUND

SCHEDULE OF INVESTMENTS- (Continued)

December 31, 2012 (Unaudited)
--------------------------------------------------------------------------------

                                                      Shares       Value
                                                      ------       -----

INDUSTRIALS - 2.23%

3M Company                                             7,400       687,090
                                                                ----------
                                                                   687,090
                                                                ----------

INFORMATION TECHNOLOGY - 10.38%

Apple Inc.                                             2,800     1,492,484
Google Inc. (b)                                        1,000       709,370
Qualcomm Inc.                                         16,000       992,320
                                                                ----------
                                                                 3,194,174
                                                                ----------

TELECOMMUNICATION SERVICES - 6.09%

AT&T Inc.                                             18,300       616,893
Verizon Communications Inc.                           29,000     1,254,830
                                                                ----------
                                                                 1,871,723
                                                                ----------

UTILITIES - 5.71%

Oneok, Inc.                                           21,000       897,750
PPL Corporation                                       30,000       858,900
                                                                ----------
                                                                 1,756,650
                                                                ----------


Total Common Stocks (Cost $24,090,524)                          24,319,111
                                                                ----------


EXCHANGE-TRADED FUNDS (ETF's) - 1.22%

Materials Select Sector SPDR                          10,000       375,400
                                                                ----------
Total ETF's (Cost $354,200)                                        375,400
                                                                ----------

See accompanying notes to schedule of investments.


FIRST PACIFIC LOW VOLATILITY FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2012 (Unaudited)
--------------------------------------------------------------------------------

                                                      Shares       Value
                                                      ------       -----
STRUCTURED NOTES - 9.31%

Deutsche Bank Capped Buffered
Underlying Securities Linked to the S&P
500 Index Due 05/20/2013 (b)
Return at maturity of 120.00% of the
appreciation, if any, of the S&P 500
Index up to cap of 13.00% and losses of
100% of the depreciation of the S&P 500
Index in excess of 15%.                            1,000,000     1,089,160

The Goldman Sachs Group, Inc. Medium-
Term  Notes, Series D Leveraged Buffered
Index-Linked Notes due 04/15/2013 Linked to
the S&P 500 Index (b)
Return at maturity of 120.00% of the
appreciation, if any, of the S&P 500
Index up to cap of 12.88% and losses of
100% of the depreciation of the S&P 500
Index in excess of 15%.                            1,000,000     1,222,100

JP Morgan Chase & Co., Buffered Return
Enhanced Notes Linked to the S&P 500
Index Due 01/10/2013 (b)
Return at maturity of 110.00% of the
appreciation, if any, of the S&P 500
Index up to cap of 12.10% and losses of
100% of the depreciation of the S&P 500
Index in excess of 15%.                              500,000       554,300
                                                                ----------
Total Structured Notes (Cost $2,500,000)                         2,865,560
                                                                ----------

MONEY MARKET FUND - 6.33%

Federated Government Obligation-I                  1,947,873     1,947,873
                                                                ----------
Money Market Fund (Cost $1,947,873)                              1,947,873
                                                                ----------



           Total Investments (Cost $28,892,597) (a)    95.91%   29,507,944
           Other Assets Less Liabilities                4.09%    1,258,735
                                                      ------    ----------
           Net Assets                                 100.00%  $30,766,679
                                                      ======    ==========

           (a) Aggregate cost for federal income tax purposes is $28,892,597.
           (b) Non-Income producing security.


At December 31, 2012, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

           Gross unrealized appreciation            $1,221,209
           Gross unrealized depreciation              (605,862)
                                                     ---------
           Net unrealized appreciation              $  615,347
                                                     =========



See accompanying notes to schedule of investments.


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2012 (Unaudited)
--------------------------------------------------------------------------------

(1)	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

First Pacific Low Volatility Fund ("Fund") is a series of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company. First Pacific Mutual Fund, Inc. currently has two investment portfolios, including the Fund which is currently offering one Class of Shares:
Investor Shares.

Disclosures about Derivative Instruments and Hedging Activities
The Fund follows FASB ASC 815 "Disclosures about Derivative Instruments and Hedging Activities" ("ASC 815"), effective May 1, 2009. ASC 815 requires enhanced disclosures about the Fund's use of, and accounting for, derivative instruments and the effect on the results of the Fund's operations and financial position. At December 31, 2012 and during the period then ended, the Fund had the following derivatives and transactions in derivatives:

Liability Derivatives
                              Equity
                         Contracts Risk             Total
Options Written            $     (-0-)          $    (-0-)
                            ----------          ----------
Total Value                $     (-0-)          $    (-0-)

                                              Number of      Premiums
Transactions in written option contracts      Contracts      Received
----------------------------------------      ---------      --------
Options outstanding at September 30, 2012         (60)      $ (69,478)
Options written                                  (917)       (178,153)
Options closed                                     13          35,073
Options exercised                                 177         106,509
Options expired                                   787         106,049
                                              ---------      --------
Options outstanding at December 31, 2012          (-0-)     $     (-0-)


	(A)  SECURITY VALUATION
	Portfolio securities that are fixed income (debt) securities are valued by an independent pricing agent using methodologies that it believes are appropriate, including actual market transactions, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques designed to identify market values for such securities, in accordance with procedures established in good faith by the Board of Directors. Structured notes are valued at the closing price or evaluated bid as provided daily by independent pricing agents. Equity securities listed on a securities exchange or an automated quotation system for which quotations are readily available will be valued at the last quoted sale price on the principal exchange on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the closing bid price. Securities traded over-the-counter will be valued at the last reported sale price on the Nasdaq Trade Reporting Facility, Alternative Display Facility or other facility that reports trades of over-the-counter securities. If there is no such reported sale on the valuation date, over-the-counter securities will be valued at the most recently quoted bid price. Nasdaq listed securities are valued at the Nasdaq Official Closing Price. Options listed


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2012 (Unaudited)
--------------------------------------------------------------------------------

	for trading on a securities exchange or board of trade will be valued at the last quoted sale price or, in the absence of a sale, at the mean of the closing bid and ask prices. In the absence of a last quoted sales price or mean price, options are valued at the closing ask price (for short positions). Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges.
	Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value. Exchange-traded open-end investment companies and closed-end investment companies are priced as equity securities. Foreign securities are often principally traded on markets that close at different hours than U.S. markets. Such securities will be valued at their most recent closing prices on the relevant principal exchange even if the close of that exchange is earlier than the time of the Fund's net asset value ("NAV") calculation. However, securities traded in foreign markets which remain open as of the time of the NAV calculation will be valued at the most recent sales price as of the time of the NAV calculation. In addition, prices for certain foreign securities may be obtained from the Fund's approved independent pricing agents. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value.

	Securities for which market quotations are not readily available or for which available prices are believed to be suspect will be valued at "fair value" using methods determined in good faith by or at the direction of the Board of Directors. For these purposes, "fair value" means the price that the Investment Manager reasonably expects the Fund could receive from an arm's-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

	The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

	Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

	The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2012 (Unaudited)
--------------------------------------------------------------------------------

	The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

	Changes in valuation techniques may result in transfers in/out changing an investment's assigned level within the hierarchy.

	The following is a description of the valuation techniques applied to the Fund's major categories of financial instruments measured at fair value on a recurring basis:

	Common Stocks and Exchange-Traded Funds, to the extent these securities are actively traded and valuation adjustments are not applied, are categorized in Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in Level 2 of the fair value hierarchy.

	Structured Notes are categorized in Level 2 of the fair value hierarchy.

	Investment in registered open-end investment management companies will be categorized as Level 1 of the fair value hierarchy.

	Options listed for trading on a securities exchange or board of trade, and which are actively traded, are categorized in Level 1 of the fair value hierarchy.

	The following is a summary of the inputs used in valuing the Fund's investments, as of December 31, 2012. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

	Valuation Inputs at Reporting Date:
            Description              Level 1      Level 2     Level 3    Total
      Assets
      ------
      Common Stocks                $24,319,111   $-0-         $-0-   $24,319,111
      Exchange-Traded Funds        $   375,400   $-0-         $-0-   $   375,400
      Structured Notes             $-0-          $2,865,560   $-0-   $ 2,865.560
      Money Market Fund            $ 1,947,873   $-0-         $-0-   $ 1,947,873
                                    ----------    ---------    ---    ----------
      Total Investments            $26,642,384   $2,865,560   $-0-   $29,507,944
                                    ==========    =========    ===    ==========

      Liabilities
      -----------
      Written covered call options $-0-          $-0-         $-0-   $-0-
                                    ---           ---          ---    ---
	There were no transfers in to and out of Levels 1 and 2 during the current period presented. There were no purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements during the current period presented.


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2012 (Unaudited)
--------------------------------------------------------------------------------

	(B)  SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
	SHAREHOLDERS
	Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. The Fund intends to pay income dividends at least annually.


(2)  SUBSEQUENT EVENTS DISCLOSURE

The Fund has evaluated events and transactions that occurred subsequent to December 31, 2012 for potential recognition or disclosure through the date the Financial Statement were issued. This evaluation did not result in any subsequent events that necessitated disclosure or adjustment.


For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Report.






HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

December 31, 2012 (Unaudited)
--------------------------------------------------------------------------------

	                                                           Value
Par Value                                                     (Note 1 (A))
---------                                                     ------------

                       HAWAII MUNICIPAL BONDS - 97.88%
                       ----------------------

		Hawaii County
			General Obligation Bonds - 3.67%
$ 1,755,000                   5.000%,     07/15/21           $  2,087,011
  1,000,000                   5.000%,     07/15/22              1,022,080
    370,000                   5.000%,     07/15/24                392,600
  1,210,000                   5.000%,     03/01/25              1,425,332
  1,265,000                   5.000%,     03/01/26              1,492,864
                                                              -----------
                                                                6,419,887
                                                              -----------

		Hawaii State
			General Obligation Bonds - 4.67%
  4,000,000                   5.000%,     06/01/25              4,792,800
  2,880,000                   5.000%,     05/01/27              3,390,739
                                                              -----------
                                                                8,183,539
                                                              -----------


			Airport Systems Revenue Bonds - 8.13%
    665,000                   5.250%,     07/01/26                798,279
 11,280,000                   5.250%,     07/01/27             13,438,203
                                                              -----------
                                                               14,236,482
                                                              -----------


		   	Certificates of Participation-State Office Buildings - 4.33%
  1,500,000                   5.000%,     05/01/15              1,636,080
  4,200,000                   5.000%,     05/01/17              4,815,174
    500,000                   4.000%,     05/01/19                562,605
    500,000                   4.000%,     05/01/20                564,540
                                                              -----------
                                                                7,578,399
                                                              -----------


			Department of Budget & Finance Special Purpose Revenue Bonds
				Hawaiian Electric Company, Inc. - 5.66%
  4,725,000                   5.650%,     10/01/27              4,778,771
  5,000,000                   4.650%,     03/01/37              5,134,700
                                                              -----------
                                                                9,913,471
                                                              -----------


				Chaminade University - 2.97%
  2,750,000                   5.000%,     01/01/26              2,872,568
  1,270,000                   4.700%,     01/01/31              1,305,293
  1,000,000                   4.750%,     01/01/36              1,028,620
                                                              -----------
                                                                5,206,481
                                                              -----------

See accompanying notes to schedule of investments.


HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2012 (Unaudited)
--------------------------------------------------------------------------------

	                                                           Value
Par Value                                                     (Note 1 (A))
---------                                                     ------------

				Hawaii Pacific Health - 5.08%
$   775,000                   4.625%,     07/01/21           $    868,318
  1,140,000                   5.600%,     07/01/33              1,150,556
  6,000,000                   5.500%,     07/01/40              6,651,360
    200,000                   5.750%,     07/01/40                223,562
                                                              -----------
                                                                8,893,796
                                                              -----------


				Hawaii Mid-Pacific Institute - 2.17%
  2,085,000                   5.000%,     01/01/26              2,157,495
  1,635,000                   4.625%,     01/01/36              1,644,287
                                                              -----------
                                                                3,801,782
                                                              -----------


				Kapiolani Health Care System - 0.33%
    575,000                   6.400%,     07/01/13                575,184
                                                              -----------


				Kuakini Hawaii Health System - 0.33%
    570,000                   6.300%,     07/01/22                571,015
                                                              -----------


				Kahala Nui - 9.57%
    300,000                   3.350%,     11/15/19                305,115
    300,000                   3.600%,     11/15/20                305,196
    250,000                   3.800%,     11/15/21                254,492
    500,000                   5.000%,     11/15/21                564,845
  1,065,000                   4.625%,     11/15/27              1,084,362
  1,200,000                   5.000%,     11/15/27              1,292,904
  2,000,000                   5.125%,     11/15/32              2,133,060
  8,200,000                   8.000%,     11/15/33              8,904,872
  1,815,000                   5.250%,     11/15/37              1,904,661
                                                              -----------
                                                               16,749,507
                                                              -----------


				Wilcox Hospital - 0.95%
    245,000                   5.250%,     07/01/13                245,877
  1,250,000                   5.350%,     07/01/18              1,252,925
    160,000                   5.500%,     07/01/28                160,245
                                                              -----------
                                                                1,659,047
                                                              -----------

See accompanying notes to schedule of investments.


HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2012 (Unaudited)
--------------------------------------------------------------------------------

	                                                           Value
Par Value                                                     (Note 1 (A))
---------                                                     ------------

			Department of Hawaiian Homelands - 2.57%
$ 1,000,000                   5.875%,     04/01/34           $  1,127,890
  3,000,000                   6.000%,     04/01/39              3,372,330
                                                              -----------
                                                                4,500,220
                                                              -----------


				Hawaiian Homelands - COP Kapolei - 3.87%
    210,000                   3.750%,     11/01/16                226,521
    950,000                   4.125%,     11/01/23              1,004,169
  5,100,000                   5.000%,     11/01/31              5,540,793
                                                              -----------
                                                                6,771,483
                                                              -----------


			Harbor Capital Improvements Revenue Bonds - 3.75%
  1,580,000                   5.250%,     01/01/16              1,661,781
  1,665,000                   5.375%,     01/01/17              1,751,963
    500,000                   5.500%,     07/01/19                501,155
  2,005,000                   5.250%,     01/01/21              2,137,310
    520,000                   5.750%,     07/01/29                521,445
                                                              -----------
                                                                6,573,654
                                                              -----------


			Hawaii Health Systems - 0.84%
     94,000                   3.800%,     02/15/13                 94,324
  1,370,000                   4.700%,     02/15/19              1,373,343
                                                              -----------
                                                                1,467,667
                                                              -----------


			Highway Revenue - 1.14%
  1,640,000                   5.000%,     01/01/26              1,988,926
                                                              -----------


			Housing Authority
				Single Family Mortgage Special Purpose
				Revenue Bonds - 3.16%
    325,000                   4.800%,     07/01/13                325,504
     90,000                   5.250%,     07/01/13                 90,107
  2,770,000                   5.400%,     07/01/29              2,771,191
  1,870,000                   5.375%,     07/01/33              1,871,646
    460,000                   5.000%,     07/01/36                480,732
                                                              -----------
                                                                5,539,180
                                                              -----------

See accompanying notes to schedule of investments.


HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2012 (Unaudited)
--------------------------------------------------------------------------------

	                                                           Value
Par Value                                                     (Note 1 (A))
---------                                                     ------------

				HCDC Rental Housing System Revenue Bonds - 3.78%
$   100,000                   3.700%,     01/01/13           $    100,000
    810,000                   4.750%,     07/01/22                854,850
    600,000                   4.750%,     07/01/23                638,556
    895,000                   5.000%,     07/01/24                960,532
    100,000                   5.000%,     07/01/25                107,441
    990,000                   6.000%,     07/01/26              1,102,820
  1,055,000                   6.000%,     07/01/27              1,166,967
    785,000                   6.000%,     07/01/28                862,221
    750,000                   6.000%,     07/01/29                820,665
                                                              -----------
                                                                6,614,052
                                                              -----------


				HFDC Multi-Family-Kuhio Park- 3.44%
  2,430,000                   4.750%,     10/01/27              2,695,283
  3,000,000                   4.950%,     04/01/29              3,336,180
                                                              -----------
                                                                6,031,463
                                                              -----------


				Multi-Family-Halekauwila- 2.85%
  5,000,000                   0.700%,     12/01/15              4,992,800
                                                              -----------


				Multi-Family-Iwilei Apartments- 2.42%
    165,000                   3.300%,     01/01/26                167,287
  4,000,000                   3.750%,     01/01/31              4,064,280
                                                              -----------
                                                                4,231,567
                                                              -----------


				Multi-Family-Kooloaula Apartments- 2.16%
    220,000                   3.125%,     09/01/22                226,994
  3,435,000                   4.000%,     09/01/33              3,557,561
                                                              -----------
                                                                3,784,555
                                                              -----------


			University of Hawaii - Revenue Bonds - 6.11%
    100,000                   4.000%,     07/15/16                110,308
  1,000,000                   5.000%,     10/01/18              1,194,880
  1,000,000                   5.000%,     10/01/19              1,215,730
  1,500,000                   5.000%,     10/01/23              1,681,575
  3,355,000                   4.500%,     07/15/26              3,686,474
  2,500,000                   5.000%,     07/15/29              2,803,450
                                                              -----------
                                                               10,692,417
                                                              -----------

See accompanying notes to schedule of investments.


HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2012 (Unaudited)
--------------------------------------------------------------------------------

	                                                           Value
Par Value                                                     (Note 1 (A))
---------                                                     ------------

		Honolulu City & County
			Multi-Family - Waipahu - 1.09%
$ 1,910,000                   6.900%,     06/20/35           $  1,912,731
                                                              -----------

			Water System Revenue Bonds
					Board of Water Supply - 4.88%
  3,550,000                   4.500%,     07/01/23              3,922,466
  1,470,000                   5.000%,     07/01/26              1,650,251
  2,500,000                   5.000%,     07/01/32              2,971,700
                                                              -----------
                                                                8,544,417
                                                              -----------


			Waste System Revenue - 1.60%
  2,380,000                   5.250%,     07/01/36              2,806,139
                                                              -----------

		Kauai County
			General Obligation Bonds - 3.09%
    400,000                   3.125%,     08/01/23                405,796
    770,000                   5.000%,     08/01/24                939,654
    880,000                   3.625%,     08/01/25                960,230
  2,780,000                   5.000%,     08/01/27              3,102,702
                                                              -----------
                                                                5,408,382
                                                              -----------

			Kukuiula Development - 1.98%
  1,090,000                   5.625%,     05/15/33              1,134,581
  2,250,000                   5.750%,     05/15/42              2,340,652
                                                              -----------
                                                                3,475,233
                                                              -----------

		Maui County
			General Obligation Bonds - 1.29%
  1,000,000                   5.000%,     07/01/23              1,126,630
  1,000,000                   5.000%,     07/01/24              1,125,170
                                                              -----------
                                                                2,251,800
                                                              -----------

            Total Hawaii Municipal Bonds (Cost $161,448,393)  171,375,276
                                                              -----------

See accompanying notes to schedule of investments.


HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2012 (Unaudited)
--------------------------------------------------------------------------------

	                                                           Value
Par Value                                                     (Note 1 (A))
---------                                                     ------------

                  VIRGIN ISLANDS MUNICIPAL BONDS - 0.20%
                  ------------------------------

		Virgin Islands
			Public Finance Authority, Series A - 0.05%
$    75,000                   7.300%,     10/01/18           $     88,995
                                                              -----------

			Public Finance Authority, Series A - 0.15%
    250,000                   5.000%,     07/01/14                254,382
                                                              -----------

            Total Virgin Islands Municipal Bonds (Cost $326,314)  343,377
                                                              -----------



       Total Investments (Cost $161,774,707) (a)    98.08%    171,718,653
       Other Assets Less Liabilities                 1.92%      3,366,510
                                                   ------     -----------
       Net Assets                                  100.00%   $175,085,163
                                                   ======     ===========


       (a)  Aggregate cost for federal income tax purposes is $161,671,007.


       At December 31, 2012, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                  Gross unrealized appreciation               $10,058,250
                  Gross unrealized (depreciation)                 (10,604)
                                                              -----------
                  Net unrealized appreciation                 $10,047,646
                                                               ==========




See accompanying notes to schedule of investments.


HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2012 (Unaudited)
--------------------------------------------------------------------------------

(1)	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund ("Fund") is a series of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company. First Pacific Mutual Fund, Inc. currently has two investment portfolios, including the Hawaii Municipal Fund which is currently offering one Class of Shares:
Investor Shares.

	(A)  SECURITY VALUATION
	Portfolio securities, that are fixed income securities, are valued by
	an independent pricing 	service using methodologies that it believes
	are appropriate, including actual market transactions, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques designed to identify market values for such securities, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available or for which available prices are suspect will be valued at "fair value" using methods determined in good faith by or at the direction of the Board of Directors. For these purposes, "fair value" means the price that the Investment Manager reasonably expects the Fund could receive from an arm's-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

	The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

	Level 3 -Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

	The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.


HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2012 (Unaudited)
--------------------------------------------------------------------------------


	The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

	Changes in valuation techniques may result in transfers in/out changing an investment's assigned level within the hierarchy.

	The following is a description of the valuation techniques applied to the Fund's major categories of financial instruments measured at fair value on a recurring basis:

	Municipal bonds are categorized in Level 2 of the fair value hierarchy.

	The following is a summary of the inputs used in valuing the Fund's investments, as of December 31, 2012. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

	Valuation Inputs at Reporting Date:

      Description       Level 1     Level 2     Level 3     Total
      Municipal Bonds    $-0-    $171,718,653    $-0-    $171,718,653

	There were no transfers in to and out of Levels 1 and 2 during the current period presented. There were no purchases, sales issuances, and settlements on a gross basis relating to Level 3 measurements during the current period presented.


(2)  SUBSEQUENT EVENTS DISCLOSURE

The Fund has evaluated events and transactions that occurred subsequent to December 31, 2012 for potential recognition or disclosure through the date the Financial Statement were issued. This evaluation did not result in any subsequent events that necessitated disclosure or adjustment.


For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Report.




Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.




                                  SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Pacific Mutual Fund, Inc.

By:  /s/ Terrence K.H. Lee
-------------------------------------
       Terrence K.H. Lee, President and CEO

Date:  February 25, 2013
-------------------------------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ Terrence K.H. Lee
-------------------------------------
       Terrence K.H. Lee, President and CEO

Date:  February 25, 2013
-------------------------------------


By:  /s/ Nora B. Simpson
-------------------------------------
       Nora B. Simpson, Treasurer

Date:  February 25, 2013
-------------------------------------